UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]is a restatement.
 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Atwood & Palmer, Inc.
Address:	800 West 47th Street
		Suite 705
		Kansas City, MO 64112

13F File Number:  028-06528

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Steven N. Palmer
Title:		President
Phone:		816/931-2266
Signature, Place, and Date of Signing:


	Steven N. Palmer			Kansas City, MO		August 7, 2001

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT

[   ]	13F NOTICE REPORT

[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	62

Form 13F Information Table Value Total:	216,416

List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Sealed Air Corp New Pfd $2     CNV              81211K209     1409    35281 SH       SOLE                    35281
AOL Time Warner Inc            COM              00184A105     5412   102110 SH       SOLE
102110
Abbott Laboratories            COM              002824100      358     7450 SH       SOLE                     7450
Agilent Technologies           COM              00846U101     2894    89033 SH       SOLE                    89033
Amer Home Products             COM              026609107     1444    24708 SH       SOLE                    24708
American Express               COM              025816109      252     6495 SH       SOLE                     6495
Amgen Inc                      COM              031162100    13624   224522 SH       SOLE                   224522
Automatic Data Proc            COM              053015103     8651   174066 SH       SOLE                   174066
BP PLC ADR                     COM              055622104     2484    49830 SH       SOLE                    49830
BankAmerica Corp               COM              06605F102     8440   140602 SH       SOLE                   140602
Berkshire Hath/B               COM              084670207      439      191 SH       SOLE                      191
Bristol-Myers Squibb           COM              110122108     2293    43837 SH       SOLE                    43837
Butler Mfg                     COM              123655102      375    15000 SH       SOLE                    15000
Cerner Corp                    COM              156782104     9212   219337 SH       SOLE                   219337
Chevron Corp                   COM              166751107      329     3636 SH       SOLE                     3636
Chiron Corp                    COM              170040109      942    18478 SH       SOLE                    18478
Cisco Systems                  COM              17275R102     9542   524286 SH       SOLE                   524286
Citigroup Inc                  COM              172967101    12160   230130 SH       SOLE                   230130
Coca Cola                      COM              191216100     1252    27815 SH       SOLE                    27815
Commerce Bancshares            COM              200525103      299     8099 SH       SOLE                     8099
Disney, Walt Co                COM              254687106     7517   260178 SH       SOLE                   260178
DuPont(EI) DeNemours           COM              263534109     2055    42596 SH       SOLE                    42596
Electronic Data Sys            COM              285661104     2222    35557 SH       SOLE                    35557
Enron Corp                     COM              293561106     2752    56158 SH       SOLE                    56158
Expeditors Intl Wash           COM              302130109      378     6300 SH       SOLE                     6300
Exxon Mobil                    COM              30231G102     1603    18352 SH       SOLE                    18352
Gateway Energy New             COM              367600301       11    17608 SH       SOLE                    17608
General Electric               COM              369604103    14073   288676 SH       SOLE                   288676
Genzyme Corp                   COM              372917104     2501    41000 SH       SOLE                    41000
Hewlett-Packard                COM              428236103     4748   166028 SH       SOLE                   166028
Home Depot Inc                 COM              437076102      236     5065 SH       SOLE                     5065
Int'l Business Mach            COM              459200101      624     5518 SH       SOLE                     5518
Intel                          COM              458140100     5999   205092 SH       SOLE                   205092
J P Morgan Chase               COM              46625h100      218     4896 SH       SOLE                     4896
Jack Henry                     COM              426281101    20621   665204 SH       SOLE                   665204
Johnson & Johnson              COM              478160104     7618   152366 SH       SOLE                   152366
McDonald's Corp                COM              580135101      455    16800 SH       SOLE                    16800
Merck & Co                     COM              589331107     7362   115195 SH       SOLE                   115195
Microsoft Corp                 COM              594918104    12557   172009 SH       SOLE                   172009
Minn Mining & Mfg              COM              604059105      202     1770 SH       SOLE                     1770
Motorola, Inc                  COM              620076109     2896   174900 SH       SOLE                   174900
Nextel Comm                    COM              65332V103     5074   289951 SH       SOLE                   289951
Non Invasive Monitoring        COM              655366508       20    40000 SH       SOLE                    40000
Paychex Inc                    COM              704326107     4305   107635 SH       SOLE                   107635
Pfizer Inc                     COM              717081103      264     6597 SH       SOLE                     6597
Procter & Gamble               COM              742718109      907    14217 SH       SOLE                    14217
Royal Dutch Petro              COM              780257804     4342    74510 SH       SOLE                    74510
SBC Communications             COM              78387G103      526    13140 SH       SOLE                    13140
Schlumberger Ltd               COM              806857108     4453    84573 SH       SOLE                    84573
Sealed Air Corp                COM              812115103     1938    52028 SH       SOLE                    52028
Texaco Inc                     COM              881694103      396     5936 SH       SOLE                     5936
Transocean Sedco Forex         COM              G90078109      364     8819 SH       SOLE                     8819
Tyco Intl LTD New              COM              902124106     9475   173854 SH       SOLE                   173854
Tycom Ltd                      COM              9144B1063     3004   174658 SH       SOLE                   174658
UMB Finl                       COM              902788108      275     6386 SH       SOLE                     6386
Verizon Comm                   COM              92343V104      390     7282 SH       SOLE                     7282
Wal-Mart Stores                COM              931142103      424     8693 SH       SOLE                     8693
Williams Companies             COM              969457100      332    10068 SH       SOLE                    10068
Am Cent-20th Cent Ult          MUT              025083882      383 12981.744SH       SOLE
12981.744
Oppenheimer Gr Cl B            MUT              683968202      253 8324.234 SH       SOLE                 8324.234
T Rowe Price Int'l Stock       MUT              77956H203      374 30796.527SH       SOLE
30796.527
Vanguard Intl Growth           MUT              921910204      458 28274.005SH       SOLE                28274.005